Note 10 - Financing (Detail) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Current [Abstract]
Interest on debt	$ 1,150	$ 869
Current portion of long term debt	4,022	2,883
Current debt	5,060	5,208
Total debt	10,232	8,960
Foreign - Financial Institutions
Current	6,942	6,381
Non-current	19,681	17,460
Foreign - Bearer bonds - Notes
Current	1,382	587
Non-current	17,836	11,573
Foreign - Trust Certificates - Senior/Junior
Current	69	71
Non-current	159	194
Foreign - Other
Current	3	2
Non-current	107	307
Total Foreign [Member]
Current	8,396	7,041
Non-current	37,783	29,534
In Brazil - BNDES
Current	966	1,269
Non-current	20,110	19,384
In Brazil - Debentures
Current	236	189
Non-current	1,592	1,427
In Brazil - FINAME - Earmarked for construction of Bolivia - Brazil gas pipeline
Current	69	42
Non-current	332	233
In Brazil - Export credit notes
Current	81	66
Non-current	6,711	6,295
In Brazil - Bank credit certificate
Current	36	32
Non-current	2,310	2,164
In Brazil - Other
Current	448	321
Non-current	1,691	1,434
Total in Brazil
Current	1,836	1,919
Non-current	32,746	30,937
Total borrowings
Current	10,232	8,960
Non-current	$ 70,529	$ 60,471